SCHEDULE OF INFORMATION ABOUT REPORTED SEGMENT PROFIT OR LOSS AND ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 2,199	$ 5,031	$ 12,230	$ 5,207
Operating loss	(4,117)		(9,286)
Financing expenses, net	(3,471)
Financing expenses, net			(30,340)
Other losses			(2,030)
Share in losses of affiliated companies accounted for under equity method, net
Share in losses of affiliated companies accounted for under equity method, net		(66)	(1,658)	(1,200)
Net loss	(7,588)	$ (17,557)	(43,314)	$ (29,773)
Breast Cancer Test [Member]
Segment Reporting Information [Line Items]
Revenues
Operating loss	(1,107)		(528)
Net loss	(1,107)
Alzheimer [Member]
Segment Reporting Information [Line Items]
Revenues
Operating loss
Net loss
COVID-19 Testing [Member]
Segment Reporting Information [Line Items]
Revenues	2,199		12,230
Operating loss	(1,303)		(3,442)
Net loss	(1,303)
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues
Operating loss	(1,707)		(5,316)
Financing expenses, net	(3,471)		(30,340)
[custom:OtherLosses]			(2,030)
Share in losses of affiliated companies accounted for under equity method, net			(1,658)
Net loss	$ (5,178)		$ (43,314)